Advances for Vessel Acquisition and Vessels under Construction, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 76,299	$ 39,902
Advances paid, including capitalized expense and interest	146,251	118,990
Transferred to vessel cost	(148,307)	(82,593)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 74,243	$ 76,299